Fair Value Measurements - Assets and Liabilities are Measured at Fair Value on Recurring Basis (Detail) (Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Available-for-sale investments
Available-for-sale investments	$ 2,394	$ 1,574
Total assets	2,453	1,646
Liabilities
Total liabilities	35	35
Money market funds [Member]
Available-for-sale investments
Available-for-sale investments	5	5
Bankers' acceptance [Member]
Available-for-sale investments
Available-for-sale investments	114	284
Non-U.S. government promissory notes [Member]
Available-for-sale investments
Available-for-sale investments	50
Term deposits/certificates [Member]
Available-for-sale investments
Available-for-sale investments	157	217
Commercial paper [Member]
Available-for-sale investments
Available-for-sale investments	629	402
Non-U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments	282	71
U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments	619	114
U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments	156	127
Non-U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments	26	18
Corporate notes/bonds [Member]
Available-for-sale investments
Available-for-sale investments	218	166
Asset-backed securities [Member]
Available-for-sale investments
Available-for-sale investments	102	109
Auction rate securities [Member]
Available-for-sale investments
Available-for-sale investments	36	36
Currency forward contracts [Member]
Available-for-sale investments
Currency contracts-Assets	56	55
Liabilities
Currency contracts - Liabilities	24	34
Currency option contracts [Member]
Available-for-sale investments
Currency contracts-Assets	3	17
Liabilities
Currency contracts - Liabilities	11	1
Other Investments [Member]
Available-for-sale investments
Available-for-sale investments		25
Level 1 [Member]
Available-for-sale investments
Available-for-sale investments	5	5
Total assets	5	5
Liabilities
Total liabilities
Level 1 [Member] | Money market funds [Member]
Available-for-sale investments
Available-for-sale investments	5	5
Level 1 [Member] | Bankers' acceptance [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Non-U.S. government promissory notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Term deposits/certificates [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Commercial paper [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Non-U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Corporate notes/bonds [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Asset-backed securities [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Auction rate securities [Member]
Available-for-sale investments
Available-for-sale investments
Level 1 [Member] | Currency forward contracts [Member]
Available-for-sale investments
Currency contracts-Assets
Liabilities
Currency contracts - Liabilities
Level 1 [Member] | Currency option contracts [Member]
Available-for-sale investments
Currency contracts-Assets
Liabilities
Currency contracts - Liabilities
Level 1 [Member] | Other Investments [Member]
Available-for-sale investments
Available-for-sale investments
Level 2 [Member]
Available-for-sale investments
Available-for-sale investments	2,348	1,501
Total assets	2,407	1,573
Liabilities
Total liabilities	35	35
Level 2 [Member] | Bankers' acceptance [Member]
Available-for-sale investments
Available-for-sale investments	114	284
Level 2 [Member] | Non-U.S. government promissory notes [Member]
Available-for-sale investments
Available-for-sale investments	50
Level 2 [Member] | Term deposits/certificates [Member]
Available-for-sale investments
Available-for-sale investments	157	217
Level 2 [Member] | Commercial paper [Member]
Available-for-sale investments
Available-for-sale investments	629	402
Level 2 [Member] | Non-U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments	282	71
Level 2 [Member] | U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments	619	114
Level 2 [Member] | U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments	156	127
Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments	26	18
Level 2 [Member] | Corporate notes/bonds [Member]
Available-for-sale investments
Available-for-sale investments	213	159
Level 2 [Member] | Asset-backed securities [Member]
Available-for-sale investments
Available-for-sale investments	102	109
Level 2 [Member] | Currency forward contracts [Member]
Available-for-sale investments
Currency contracts-Assets	56	55
Liabilities
Currency contracts - Liabilities	24	34
Level 2 [Member] | Currency option contracts [Member]
Available-for-sale investments
Currency contracts-Assets	3	17
Liabilities
Currency contracts - Liabilities	11	1
Level 3 [Member]
Available-for-sale investments
Available-for-sale investments	41	68
Total assets	41	68
Liabilities
Total liabilities
Level 3 [Member] | Money market funds [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Bankers' acceptance [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Non-U.S. government promissory notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Term deposits/certificates [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Commercial paper [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Non-U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | U.S. treasury bills/notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Available-for-sale investments
Available-for-sale investments
Level 3 [Member] | Corporate notes/bonds [Member]
Available-for-sale investments
Available-for-sale investments	5	7
Level 3 [Member] | Auction rate securities [Member]
Available-for-sale investments
Available-for-sale investments	36	36
Level 3 [Member] | Currency forward contracts [Member]
Available-for-sale investments
Currency contracts-Assets
Liabilities
Currency contracts - Liabilities
Level 3 [Member] | Currency option contracts [Member]
Available-for-sale investments
Currency contracts-Assets
Liabilities
Currency contracts - Liabilities
Level 3 [Member] | Other Investments [Member]
Available-for-sale investments
Available-for-sale investments		$ 25